Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

        In the opinion of the Company, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2017, its results of operations and cash flows for the six months ended June 30, 2016 and 2017. The consolidated balance sheet at December 31, 2016, was derived from audited annual financial statements included in the Company's Annual Report on Form 20-F filed on April 27, 2017, but does not contain all of the footnote disclosures from the annual financial statements.

        The preparation of the Group's unaudited interim condensed consolidated financial statements is in conformity with US GAAP. The unaudited interim condensed consolidated financial statements include the accounts of Weibo, its wholly owned subsidiaries, VIE, and VIE's subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

        Conformity with US GAAP requires the use of estimates and judgments that affect the reported amounts in the unaudited interim condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments the management makes about the carrying values of the assets and liabilities, which are not readily apparent from other sources. GAAP requires making estimates and judgments in several areas, including, but not limited to, the basis of consolidation, revenue recognition, fair value accounting, income taxes, goodwill and other long-lived assets, allowances for doubtful accounts, stock-based compensation, and the estimated useful lives of assets. The management bases the estimates and judgments on historical information and on various other assumptions that management believes are reasonable under the circumstances. Actual results could differ materially from such estimates.

Revenue recognition

Advertising and marketing revenues

        Advertising and marketing revenues are derived principally from online advertising, including social display ads and promoted marketing. Social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats and over particular periods of time, which is typically no more than three months. The Group enters into cost per mille ("CPM"), or cost per thousand impressions, advertising arrangements with the customers, under which the Group recognizes revenues based on the number of times that the advertisement has been displayed. The Group also enters into cost per day ("CPD") advertising arrangements with customers, under which the Group recognizes revenues ratably over the contract periods.

        Revenues are recognized only when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) the price is fixed or determinable; (3) the service is performed; and (4) collectability of the related fee is reasonably assured. The majority of the Group's revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative selling price for revenue recognition purposes. For multiple-deliverable revenue arrangements, it is required that the arrangement consideration to be allocated to all deliverables at the inception of the arrangement on the following basis: (a) vendor-specific objective evidence (VSOE) of selling price, if it exists, otherwise, (b) third-party evidence (TPE) of the selling price. If neither (a) nor (b) exists, then use (c) management's best estimate of the selling price of the deliverable. The Group primarily uses VSOE to allocate the arrangement consideration if such selling price is available. For the deliverables that have not been sold separately, the best estimate of the selling price (BESP) is used, which has taken into consideration of the pricing of advertising areas of the Group's platform with similar popularity and advertisements with similar format and quoted prices from competitors and other market conditions. Revenues recognized with reference to BESP were immaterial for all periods presented. The Group recognizes revenues on the elements delivered and defers the recognition of revenues for the undelivered elements until the remaining obligations have been satisfied.

        Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Group's properties. Barter transactions in which physical goods or services are received in exchange for advertising services are recorded based on the fair values of the goods or services received. Revenues from barter transactions were immaterial for all periods presented.

Other revenues

        The Group generates other revenues principally from fee-based services, including game-related services, VIP membership and data licensing. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivable is reasonably assured and the amounts can be accurately estimated.

        Game-related services.    Game-related service revenues are mostly generated from the sale of virtual items from games operated by the Group. The Group collects payments from the game players in connection with the sale of virtual currency, which are converted into in-game credits (game tokens) that can be used to purchase virtual items in the third-party developed games. The Group remits certain predetermined percentages of the proceeds to the game developers when the virtual currency is converted into in-game credits.

        The Group has determined that the game developers are the primary obligors for the game-related service given that the game developers are responsible for developing, maintaining and updating the game related services and have reasonable latitude to establish the prices of virtual items for which in-game credits are used. The Group views the game developers to be its customers, and the Group's primary responsibility is to promote the games of the developers, provide virtual currency exchange service, maintain the platform for game players to easily access the games and offer customer support to resolve registration, log-in, currency exchange and other related issues. Accordingly, the Group records game-related revenue, net of predetermined revenue sharing with the game developers.

        Virtual currencies in general are not refundable once they have been sold unless there are unused in-game credits at the time a game is discontinued. Sale of virtual currencies net of the game developer proceeds are recognized as revenues over the estimated consumption period of in-game virtual items, which is typically from a few days to one month after the purchase of in-game credits.

        VIP membership.    VIP membership is a service package consisting of user certification and preferential benefits, such as daily priority listings and higher quota for following user accounts. Prepaid VIP membership fees are recorded as deferred revenue and recognized as revenue ratably over the contract period of the membership service.

        Data licensing.    The Group began to offer data licensing arrangements that allow its customers to access, search and analyze historical and real-time data on its platform. The data licensing arrangement is for a fixed period, typically one year, and such revenue is recognized ratably over the contract period.

Cost of revenues

        Cost of revenues consists mainly of costs associated with the maintenance of platform, which primarily include bandwidth and other infrastructure costs, labor cost and turnover taxes levied on the revenues, part of which were allocated from SINA. The Group presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. The Group is subject to 6.7% Value-Added Tax ("VAT") and surcharges for its revenues and an additional 3% cultural business construction fees for its advertising and marketing revenues.

Sales and Marketing Expenses

        Sales and marketing expenses consist mainly of online and offline advertising and promotional expenses, salary, benefits and commission expenses, and facility expenses. Advertising and promotional expenses generally represent the expenses of promotions of corporate image and product marketing. The Group expenses all advertising and promotional expenses as incurred and classifies these expenses under sales and marketing expenses.

Product development expenses

        Product development expenses consist mainly of payroll-related expenses and infrastructure costs incurred for enhancement to and maintenance of the Group's platform, as well as costs associated with new product development and product enhancements, part of which were allocated from SINA. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of platform content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Stock-based compensation

        All stock-based awards to employees and directors, such as stock options and restricted share units ("RSUs"), are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

        The Group uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the fair value of the Company's ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and expected dividends, if any. Options granted generally vest over four years.

        The Group recognizes the estimated compensation cost of restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years for service-based restricted share units. The Group also recognizes the compensation cost of performance-based restricted share units, net of estimated forfeitures, according to the probability of performance goal achievement at the end of each reporting period.

        Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records stock-based compensation expense only for those awards that are expected to vest. See Note 6 Stock-based Compensation for further discussion on stock-based compensation.

Taxation

Income taxes

        Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. The Group records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Uncertain tax positions

        To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Operating leases

        The Group leases office space under operating lease agreements with initial lease terms ranging from one to five and a half years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease, part of which was allocated from SINA. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

Cash equivalents

        The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents. Cash equivalents are comprised of investments in time deposits stated at cost plus accrued interest.

Accounts receivable and allowances for doubtful accounts

        Accounts receivable are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that will not be collected. The Group determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior period and other factors, such as credit-worthiness of the customers and the age of the receivable balances. The Group also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Group's customers were to deteriorate, resulting in an impairment of their ability to make payments, additional bad debt allowances may be required.

Fair value measurements

Financial instruments

        All financial assets and liabilities are recognized or disclosed at fair value in the unaudited interim condensed consolidated financial statements on a recurring basis. Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, matching loan to/from SINA, amount due from/to SINA, accounts payable, accrued and other liabilities approximates fair value because of their short-term nature. See Note 12 Financial Instruments for additional information.

Long-term investments

        Long-term investments are comprised of investments in publicly traded and privately held companies. For long-term investments over which the Group does not have significant influence, the cost method of accounting is used. For long-term investments in shares that are not common stock or in-substance common stock and that do not have readily determinable fair value, the cost method accounting is used. The Group uses the equity method to account for ordinary-share-equivalent equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.

        The Group monitors its investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors such as current economic and market conditions and the operating performance of the business, including current earnings trends, undiscounted cash flows, and other company-specific information, such as recent financing rounds. Determination of the fair value, particularly for investments in privately-held companies whose revenue model is unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and take the corresponding charge to the unaudited interim condensed consolidated statements of comprehensive income.

        The Group invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value, classified and accounted for as available-for-sale ("AFS") securities under long-term investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive loss in shareholders' equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of unrealized loss recorded in accumulated other comprehensive loss will be reclassified to net income in the unaudited interim condensed consolidated statements of comprehensive income. The fair value of the investment would then become the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value.

Long-lived assets

Property and equipment

        Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term.

Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group's acquisitions of interests in its subsidiaries and consolidated VIE. The Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20 ("ASC 350-20"), Intangibles—Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. US GAAP provides the option to apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The qualitative approach starts the goodwill impairment test by assessing qualitative factors, which by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Group, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the quantitative impairment test is performed; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the goodwill impairment test is quantitatively performed by comparing the fair values of those reporting units to their carrying amounts. The Group adopted the option to apply the qualitative approach to assess its goodwill on the relevant reporting units. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible assets other than goodwill

        Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to five years. Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset. Judgment is used in estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the asset's fair value.

Deferred revenues

        Deferred revenues consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are mainly from the customer advance of the advertising and marketing services and the sales of the fee-based services, such as VIP membership.

Non-controlling interests

        For the Company's majority-owned subsidiaries and VIE, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. To reflect the economic interest held by non-controlling shareholders, net loss attributable to the non-controlling ordinary shareholders is recorded as non-controlling interests in the Company's unaudited interim condensed consolidated statements of comprehensive income. Non-controlling interests are classified as a separate line item in the equity section of the Company's unaudited interim condensed consolidated balance sheets and have been separately disclosed in the Company's unaudited interim condensed consolidated financial statements to distinguish the interests from that of the Company.

Foreign currency

        The Company's reporting currency and functional currency are the U.S. dollar. The Group's operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues, costs and expenses. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders' equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

        Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate prevailing on the transactions dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income, net.

        Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity and the amounts recorded were immaterial for each of the periods presented.

Net Income per share

        Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in computation of basic earnings per share. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and RSUs, unless they were anti-dilutive. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. The Group uses the two-class method to calculate net income per share as both classes share the same rights in dividends. Therefore, basic and diluted earnings per share are the same for both classes of ordinary shares.

Segment reporting

        In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker ("CODM"), the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and other services. Information regarding the business segments provided to the Group's CODM is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group's long-lived assets are substantially all located in the PRC and substantially the Group's revenues are derived from within the PRC, no geographical information is presented.

Concentration of risks

        Concentration of credit risk.    Financial instruments that potentially subject the Group to a concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. In addition, with the majority of its operations in China, the Group is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Group has not done so. The Group limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the US, PRC and Hong Kong, which are among the largest and most respected with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Group periodically reviews these institutions' reputations, track records and reported reserves.

        As of December 31, 2016 and June 30, 2017, the Group had $393.6 million and $606.0 million, respectively, in cash and bank time deposits (with terms generally up to twelve months) with large domestic banks in China. China promulgated a Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China's concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Group holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Group's deposits goes bankrupt, the Group is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

        Alibaba accounted for 9% and 5% of the Group's total revenues for the six months ended June 30, 2016 and 2017, respectively. No customer nor advertising agency accounted for 10% or more of the Group's revenues. The Group's top 10 advertising agencies contributed to 22% and 24% of the Group's total revenues for the six months ended June 30, 2016 and 2017, respectively.

        As of December 31, 2016 and June 30, 2017, substantially all accounts receivable were derived from the Group's China operations. Excluding accounts receivable due from Alibaba and other related parties, accounts receivable primarily consists of amounts due from advertising agencies and direct customers. Alibaba accounted for 21% and 14%, respectively, of the Group's net accounts receivables as of December 31, 2016 and June 30, 2017, while one customer accounted for 15% and 13%, respectively, at the same dates.

        Concentration of foreign currency risks.    The majority of the Group's operations were in RMB. As of December 31, 2016 and June 30, 2017, the Group's cash, cash equivalents and short-term investments balance denominated in RMB was $335.7 million and $478.5 million, accounting for 85% and 79% of the Group's total cash, cash equivalents and short-term investments balance. As of December 31, 2016 and June 30, 2017, the Group's aggregate net accounts receivable balance (including accounts receivable due from third parties, Alibaba and other related parties) denominated in RMB was $115.3 million and $133.9 million, respectively, accounting for almost all of its net accounts receivable balance. As of December 31, 2016 and June 30, 2017, the Group's current liabilities balance denominated in RMB was $267.8 million and $355.9 million, accounting for 96% and 83% of its total current liabilities balance. Accordingly, the Group may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of the RMB. Moreover, the Chinese government imposes controls on the convertibility of the RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to remit its RMB out of the PRC and convert it into foreign currency.

Recent accounting pronouncements

        In May 2014, the Financial Accounting Standards Board ("FASB") issued, ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)." The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles. In April 2015, the FASB proposed a one-year delay in the effective date and companies will be allowed to early adopt as of the original effective date. The Group plans to adopt the new revenue guidance beginning in the first quarter of fiscal year 2018. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). The Group currently anticipates adopting the standard using the modified retrospective method and the Group is still in the process of completing the analysis on the impact this guidance will have on its consolidated financial statements and related disclosures.

        In January 2016, the FASB issued updated guidance on financial instruments, ASU No. 2016-01, which intends to improve the recognition and measurement of financial instruments. Most prominent among the changes in the standard is the requirement for changes in the fair value of equity investments, with certain exceptions, to be recognized through net income rather than other comprehensive income. The Group plans to adopt the new guidance beginning in the first quarter of fiscal year 2018. Adoption of the standard will be applied through a cumulative-effect adjustment to retained earnings as of the effective date. The Group is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

        In February 2016, the FASB issued a new standard on leases, ASU No. 2016-02, which requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize a liability to make lease payments (the lease liability) and a right-of use representing its right to use the underlying asset for the lease term in the statements of financial position. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This standard will be effective for the Group beginning the first quarter of fiscal year 2019. The Group is currently evaluating the impact that this new standard will have on its consolidated financial statements.

        In August 2016, the FASB issued ASU No. 2016-15, which clarifies and includes specific guidance to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption of the amendments is permitted. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Group will adopt the amendments in the fiscal year of 2018 and does not expect a significant impact on its consolidated financial statements from the new standard.

        In January 2017, the FASB issued ASU No. 2017-01, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption is permitted. The amendments should be applied prospectively on or after the effective date. No disclosures are required at transition. The Group will adopt the amendments in the fiscal year of 2018 and does not expect a significant impact on its consolidated financial statements from the new standard.

        In January 2017, the FASB issued ASU No. 2017-04, which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying value, which eliminates the current requirement to calculate a goodwill impairment charge by comparing the implied fair value of goodwill with its carrying amount. The amendments will be effective beginning the first quarter of fiscal year 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The amendments should be applied on a prospective basis. The Group is currently evaluating the impact this new standard will have on its consolidated financial statements.

        In February 2017, the FASB issued ASU No. 2017-05, which clarifies the scope of guidance on nonfinancial asset derecognition (ASC 610-20) as well as the accounting for partial sales of nonfinancial assets. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption is permitted but must also early adopt the new revenue standard (ASC 606). The amendments should be applied on a full or modified retrospective basis. The Group will adopt the new standard effective January 1, 2018, and does not expect a significant impact on its consolidated financial statements.